Subsidiary Guarantors (Tables)	6 Months Ended
Jun. 30, 2013
Subsidiary Guarantors [Abstract]
Schedule of Condensed Consolidating Balance Sheet

	Condensed Consolidating Balance Sheet
	June 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets
Cash and cash equivalents	$1	$1,447	$—	$—	$1,448
Accounts receivable	—	2,960	1,108	—	4,068
Unbilled revenue	—	20,227	3,894	—	24,121
Risk management assets	—	2,082	—	—	2,082
Other current assets	—	5,706	434	—	6,140
Current assets held for sale	—	1,485	—	—	1,485
Total current assets	1	33,907	5,436	—	39,344
Property, plant and equipment, net	—	255,253	59,006	—	314,259
Noncurrent assets held for sale, net	—	3,049	—	—	3,049
Intangible assets, net	—	5,525	—	—	5,525
Goodwill	—	16,447	—	—	16,447
Deferred tax asset	—	5,493	—	—	5,493
Investment in subsidiaries	144,840	47,587	—	(192,427)	—
Other assets, net	—	6,380	—	—	6,380
Total assets	$144,841	$373,641	$64,442	$(192,427)	$390,497

Liabilities, Equity and Partners’ Capital
Current liabilities
Accounts payable	$—	$771	$6,230	$—	$7,001
Accrued gas purchases	—	15,410	2,749	—	18,159
Accrued expenses and other current liabilities	1,073	13,473	72	—	14,618
Current portion of long-term debt	—	3,433	—	—	3,433
Current portion of loans to affiliate	—	20,000	—	—	20,000
Current liabilities held for sale	—	1,567	—	—	1,567
Risk management liabilities	—	290	—	—	290
Total current liabilities	1,073	54,944	9,051	—	65,068
Risk management liabilities	—	28	—	—	28
Assets retirement obligations	—	34,250	—	—	34,250
Other liabilities	—	(278)	466	—	188
Long-term debt	—	128,022	—	—	128,022
Deferred tax liability	—	10,714	—	—	10,714
Long-term liabilities held for sale	—	1,121	—	—	1,121
Total liabilities	1,073	228,801	9,517	—	239,391
Convertible preferred units	91,073	—	—	—	91,073
Total partners' capital	52,695	144,840	47,587	(192,427)	52,695
Noncontrolling interest	—	—	7,338	—	7,338
Total equity and partners' capital	52,695	144,840	54,925	(192,427)	60,033
Total liabilities, equity and partners' capital	$144,841	$373,641	$64,442	$(192,427)	$390,497

	Condensed Consolidating Balance Sheet
	December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets
Cash and cash equivalents	$1	$575	$—	$—	$576
Accounts receivable	—	1,612	346	—	1,958
Unbilled revenue	—	18,102	3,410	—	21,512
Risk management assets	—	969	—	—	969
Other current assets	—	2,967	259	—	3,226
Total current assets	1	24,225	4,015	—	28,241
Property, plant and equipment, net	—	165,001	58,818	—	223,819
Investment in subsidiaries	80,164	51,613	—	(131,777)	—
Other assets, net	—	4,636	—	—	4,636
Total assets	$80,165	$245,475	$62,833	$(131,777)	$256,696

Liabilities, Equity and Partners’ Capital
Current liabilities
Accounts payable	$—	$5,100	$427	$—	$5,527
Accrued gas purchases	—	14,606	2,428	—	17,034
Accrued expenses and other current liabilities	—	9,150	469	—	9,619
Total current liabilities	—	28,856	3,324	—	32,180
Asset retirement obligations	—	7,861	458	—	8,319
Other liabilities	—	309	—	—	309
Long-term debt	—	128,285	—	—	128,285
Total liabilities	—	165,311	3,782	—	169,093
Total partners' capital	80,165	80,164	51,613	(131,777)	80,165
Noncontrolling interest	—	—	7,438	—	7,438
Total equity and partners' capital	80,165	80,164	59,051	(131,777)	87,603
Total liabilities, equity and partners' capital	$80,165	$245,475	$62,833	$(131,777)	$256,696

Schedule of Condensed Consolidating Statements of Operations

	Condensed Consolidating Statements of Operations
	Three months ended June 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$64,595	$13,607	$(1,508)	$76,694
Gain on commodity derivatives, net	—	914	—	—	914
Total revenue	—	65,509	13,607	(1,508)	77,608
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	48,333	10,571	(1,508)	57,396
Direct operating expenses	—	6,635	1,117	—	7,752
Selling, general and administrative expenses	—	5,166	—	—	5,166
Equity compensation expense	—	1,097	—	—	1,097
Depreciation, amortization and accretion expense	—	8,331	414	—	8,745
Total operating expenses	—	69,562	12,102	(1,508)	80,156
Loss on impairment of property, plant and equipment	—	(15,232)	—	—	(15,232)
Operating (loss) income	—	(19,285)	1,505	—	(17,780)
Other income (expense):
Earnings from consolidated affiliates	(22,114)	1,317	—	20,797	—
Interest expense	—	(2,591)	—	—	(2,591)
Net (loss) before income tax benefit	(22,114)	(20,559)	1,505	20,797	(20,371)
Income tax benefit	—	375	—	—	375
Net (loss) income from continuing operations	(22,114)	(20,184)	1,505	20,797	(19,996)
Discontinued operations	—	(1,930)	—	—	(1,930)
Net (loss) income	(22,114)	(22,114)	1,505	20,797	(21,926)
Net income attributable to noncontrolling interests	—	—	188	—	188
Net (loss) income attributable to the Partnership	$(22,114)	$(22,114)	$1,317	$20,797	$(22,114)

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]

	Condensed Consolidating Statements of Cash Flows
	Six months ended June 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$9,682	$2,736	$—	$12,418
Cash flows from investing activities
Additions to property, plant and equipment	—	(13,605)	(1)	—	(13,606)
Proceeds from property damage insurance recoveries	—	482	—	—	482
Net contributions from affiliates	7,805	—	—	(7,805)	—
Net distributions to affiliates	(14,705)	—	—	14,705	—
Net cash provided by (used in) investing activities	(6,900)	(13,123)	(1)	6,900	(13,124)
Cash flows from financing activities
Net contributions from affiliates	—	14,705	—	(14,705)	—
Net distributions to affiliates	—	(5,513)	(2,292)	7,805	—
Unit holder contributions	312	263	—	—	575
Unit holder distributions	(7,805)	—	—	—	(7,805)
Issuance of Series A convertible preferred units	14,393	—	—	—	14,393
Net distributions to noncontrolling interest owners	—	—	(443)	—	(443)
LTIP tax netting unit repurchase	—	(339)	—	—	(339)
Payments for deferred debt issuance costs	—	(1,315)	—	—	(1,315)
Payments on other debt	—	(1,139)	—	—	(1,139)
Borrowings on other debt	—	1,495	—	—	1,495
Payments on bank loans	—	(489)	—	—	(489)
Borrowings on bank loans	—	1,274	—	—	1,274
Payments on long-term debt	—	(56,546)	—	—	(56,546)
Borrowings on long-term debt	—	51,921	—	—	51,921
Net cash (used in) provided by financing activities	6,900	4,317	(2,735)	(6,900)	1,582
Net (decrease) increase in cash and cash equivalents	—	876	—	—	876
Cash and cash equivalents
Beginning of period	1	575	—	—	576
End of period	$1	$1,451	$—	$—	$1,452
Supplemental cash flow information
Interest payments	$—	$3,049	$—	$—	$3,049
Supplemental non-cash information
(Decrease) increase in accrued property, plant and equipment	$—	$(6,023)	$—	$—	$(6,023)
Net assets contributed	$22,129	$—	$—	$—	$22,129
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)	$59,994	$—	$—	$—	$59,994
Fair value of Series A Units in excess of net assets received	$15,612	$—	$—	$—	$15,612

Accrued unitholder distribution for Series A Units	$2,146	$—	$—	$—	$2,146